Provisions - Schedule of Possible Losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 1,363	R$ 1,199
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Possible losses	346	231
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Possible losses	613	537
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Possible losses	959	768
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Possible losses	2,474	2,149
Regulatory [member]
IfrsStatementLineItems [Line Items]
Possible losses	3,145	2,976
Other [member]
IfrsStatementLineItems [Line Items]
Possible losses	1,840	1,361
Possiblelosses [Member]
IfrsStatementLineItems [Line Items]
Possible losses	R$ 9,781	R$ 8,453